Basis of Accounting	3 Months Ended
Mar. 31, 2020
Basis Of Presentation [Abstract]
Basis of Accounting
Basis of Accounting
The unaudited condensed consolidated interim financial statements of Summit Therapeutics plc ('Summit' and the 'Company') and its subsidiaries (together, the 'Group') for the three months ended March 31, 2020 have been prepared in accordance with IAS 34 'Interim Financial Reporting', other International Financial Reporting Standards ('IFRS') and International Financial Reporting Interpretations Committee (‘IFRIC’) interpretations as issued by the International Accounting Standards Board and with those parts of the Companies Act 2006 applicable to companies reporting under IFRS including those applicable to accounting periods ending December 31, 2020 and the accounting policies set out in Summit’s consolidated financial statements. There have been no changes to the accounting policies as contained in the annual consolidated financial statements as of and for the eleven months ended December 31, 2019.

In December 2019, the Board of Directors of Summit adopted a resolution to change the company’s fiscal year end from January 31 to December 31, commencing December 31, 2019. Therefore, the comparative quarter has changed to March 31.
These condensed consolidated interim financial statements do not include all information required for full statutory accounts within the meaning of section 434 of Companies Act 2006 and should be read in conjunction with the consolidated financial statements of the Group as at December 31, 2019 (the ‘2019 Accounts’). The 2019 Accounts, on which the Company’s auditors delivered an unqualified audit report will be delivered to the Registrar of Companies following the 2020 Annual General Meeting. The auditor’s report did not contain any statement under section 498 of the Companies Act 2006 but did contain a statement from the auditors drawing the shareholders’ attention to the Group’s need to raise additional capital as noted below.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Board of Directors on June 2, 2020.
The interim financial statements have been prepared assuming the Group will continue on a going concern basis. Based on management's forecasts, the Group's existing cash and cash equivalents, anticipated payments from BARDA under its contract for the development of ridinilazole and anticipated payments from CARB-X under its contract for the development of its gonorrhea antibiotic program and anticipated milestone payments from its license and commercialization agreement with Eurofarma are expected to be sufficient to enable the Group to fund its operating expenses and capital expenditure requirements through to at least January 31, 2021. The Group will need to raise additional funding in order to support, beyond this date, its planned research and development efforts, its preparatory commercialization related activities should ridinilazole receive marketing approval, as well as to support activities associated with operating as a public company in the United States.

The Group is evaluating various options to finance its cash needs through a combination of some, or all, of the following:
equity offerings, collaborations, strategic alliances, grants and clinical trial support from government entities, philanthropic, non-government and not-for-profit organizations and patient advocacy groups, debt financings, and marketing, distribution or licensing arrangements. While the Group believes that funds would be available in this manner before the end of January 2021, there can be no assurance that the Group will be able to generate funds, on terms acceptable to the Group, on a timely basis or at all, which would impact the Group’s ability to continue as a going concern. The failure of the Group to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Group’s business, results of operations and financial condition.

Should the Group be unable to raise additional funding, management has the ability to take mitigating action to fund its operating expenses and capital expenditure requirements in relation to its clinical development activities for only a short period beyond 12 months from the date of issuance of these financial statements. These circumstances represent a material uncertainty which may cast and raise significant doubt on the Group’s ability to continue as a going concern. The interim financial statements do not contain any adjustments that might result if the Group was unable to continue as a going concern

The Group’s activities and results are not exposed to any seasonality.